Other disclosures on cash flows - Summary of Other Disclosures on Cash Flows (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Non-cash operating activities
Fair Value Adjustment on Loans Designate at Fair Value Through Profit or Loss	R$ (127,137)	R$ (326,491)	R$ (1,306,205)
Fair Value Adjustment on Mark-to-market on equity securities designated at FVPL	30,574	(853,056)	(1,264,213)
Fair value adjustment in financial instruments at FVPL	(96,563)	(1,179,547)	(2,570,418)
Fair value adjustment for accounts receivable	(98,283)	253,181	303,156
Fair Value Adjustment On Equity Instruments	1,912	(6,971)	216,465
Non-cash investing activities
Property and equipment and intangible assets acquired through finance lease	67,417	63,910	92,802
Non-cash financing activities
Unpaid consideration for acquisition of non-controlling shares	725	1,498	1,823
Settlement of loans with private entities	0	0	748,297
Shares of the Company delivered at Reclame Aqui acquisition	0	169,864	0
Interest income received, net of costs
Interest income received on accounts payable to clients	5,962,063	4,521,948	2,269,214
Finance cost of sale of receivables	3,195,130	2,463,298	690,344
Interest income received, net of costs	2,766,933	2,058,650	1,578,870
Property and equipment, and intangible assets
Additions of property and equipment	(71,565)	(178,793)
Payments From Previous Year	(176,835)	(51,614)	(33,353)
Purchases Not Yet Paid During The Period	65,348	176,835	51,614
Prepaid Purchases Of Point Of Sales	(1,135)	102,070	(102,314)
Purchase of property, plant and equipment	(736,244)	(417,733)	(1,082,990)
Additions other than through business combinations, intangible assets other than goodwill	(222,870)	(1,091)
Payments From Previous Year	(6,593)	(41,898)	0
Purchases Not Paid at Year End	14,117	6,593	41,898
Capitalization of borrowing costs	0	1,069	592
Issuance of shares for the acquisition of assets	0	0	849
Purchases and development of intangible assets	(474,053)	(305,512)	(215,681)
Net book value of disposed assets	96,664	202,519	161,902
Net Book Value of Disposed Leases	(21,225)	(52,164)	(14,474)
Loss on disposal of property, equipment and intangible assets	66,200	25,347	136,104
Outstanding balance	(10,470)	(36,684)	0
Proceeds from disposals of property, plant and equipment, intangible assets other than goodwill, investment property and other non-current assets	536	27,008
Proceeds from the disposal of non-current assets	536	27,008	100
Creditinfo
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	0	61,316	0
Linked [Member]
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	0	0	(11,224)
Cappta S.A.
Property and equipment, and intangible assets
Business Combination, Loss on Disposal of Property and Equipment and Intangible Assets	(1,767)	0	0
IFRS 16
Property and equipment, and intangible assets
Additions of right of use	33,254	47,182	87,176
Cost
Property and equipment, and intangible assets
Additions of property and equipment	(656,876)	(692,206)
Additions of property and equipment	656,876	692,206	1,086,113
Additions other than through business combinations, intangible assets other than goodwill	(515,740)	(288,004)
Additions of intangible assets	515,740	288,004	264,646
Cost | Right of use assets software
Property and equipment, and intangible assets
Additions other than through business combinations, intangible assets other than goodwill	R$ (34,163)	R$ (16,728)	R$ (5,626)